SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION

NOTE 24. SHARE-BASED COMPENSATION

The following table summarizes the total stock-based compensation expense recognized in our consolidated statements of operations:

(in US$ thousands)	2012	2013	2014
Cost of online game and service revenues	$—	$—	$—
Product development & engineering expenses	—	—	—
Selling and marketing expenses	20	—	—
General and administrative expenses	159	219	21

Pre-tax stock-based compensation expense	179	219	21
Income tax (benefit) expense	(41)	27	(17)

Total stock-based compensation expense reported in continuing operations	$138	$246	$4

Total stock-based compensation expense reported in discontinued operations, net of tax	$—	$—	$—

There were no significant capitalized stock-based compensation costs at December 31, 2013 and 2014. There was no recognized stock-based compensation tax benefit for the years ended December 31, 2013 and 2014, as our Company recognized a full valuation allowance on net deferred tax assets as of December 31, 2013 and 2014.

(a) Overview of Stock-Based Compensation Plans

2002 Employee Share Option Plan

At the June 2002 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2002 Employee Share Option Plan (the “2002 Plan”) under which up to three million common shares of our Company have been reserved for issuance. All employees, officers, directors, supervisors, advisors, and consultants of our Company are eligible to participate in the 2002 Plan. The 2002 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the exercise price for the option grants, the eligible individuals who are to receive option grants, the time or times when options grants are to be made, the number of shares subject to grant and the vesting schedule. The maximum contractual term for the options under the 2002 Plan is 10 years.

2004 Employee Share Option Plan

At the June 2004 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2004 Employee Share Option Plan (the “2004 Plan”) under which up to seven million common shares of our Company have been reserved for issuance. All employees, officers, directors, supervisors, advisors, and consultants of our Company are eligible to participate in the 2004 Plan. The 2004 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the exercise price for the option grants, the eligible individuals who are to receive option grants, the time or times when options grants are to be made, the number of shares subject to grant and the vesting schedule. The maximum contractual term for the options under the 2004 Plan is 10 years.

2006 Equity Incentive Plan

At the June 2006 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2006 Equity Incentive Plan (the “2006 Plan”) under which up to one million common shares of our Company have been reserved for issuance. The 2006 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the grant of awards under the 2006 Plan. The maximum contractual term for the options under the 2006 Plan is 10 years.

2007 Equity Incentive Plan

At the June 2007 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2007 Equity Incentive Plan (the “2007 Plan”) under which up to two million common shares of our Company have been reserved for issuance. The 2007 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the grant of awards under the 2007 Plan. The maximum contractual term for the options under the 2007 Plan is 10 years.

2008 Equity Incentive Plan

At the June 2008 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2008 Equity Incentive Plan (the “2008 Plan”) under which up to one million common shares of our Company have been reserved for issuance. The 2008 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the grant of awards under the 2008 Plan. The maximum contractual term for the options under the 2008 Plan is 10 years.

2008 Employee Share Purchase Plan

At the June 2008 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2008 Employee Share Purchase Plan (the “2008 ESPP”) under which up to two hundred thousand common shares of our Company were reserved for issuance. Any person who is regularly employed by our Company or our designated subsidiaries shall be eligible to participate in the 2008 ESPP. Pursuant to the 2008 ESPP, our Company would offer the shares to qualified employees on favorable terms. Employees are also subject to certain restrictions on the amount that may be invested to purchase the shares and to other terms and conditions of the 2008 ESPP. The 2008 ESPP is administered by a committee designated by the board of directors. As of December 31, 2014, no shares have been subscribed by qualified employees under the 2008 ESPP.

2009 Equity Incentive Plan

At the June 2009 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2009 Equity Incentive Plan (the “2009 Plan”) under which up to one and a half million common shares of our Company have been reserved for issuance. The 2009 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the grant of awards under the 2009 Plan. The maximum contractual term for the options under the 2009 Plan is 10 years.

2009 Employee Share Purchase Plan

At the June 2009 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2009 Employee Share Purchase Plan (the “2009 ESPP”) under which up to two hundred thousand common shares of our Company have been reserved for issuance. To be eligible, employees must be regularly employed by us or our designated subsidiaries. Employees are also subject to certain restrictions on the amount that may be invested to purchase the shares and to other terms and conditions of the 2009 ESPP. The 2009 ESPP is administered by a committee designated by the board of directors. As of December 31, 2014, no shares have been issued to employees under the 2009 ESPP.

2010 Equity Incentive Plan

At the June 2010 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2010 Equity Incentive Plan (the “2010 Plan”) under which up to one million common shares of our Company have been reserved for issuance. The 2010 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the grant of awards under the 2010 Plan. The maximum contractual term for the options under the 2010 Plan is 10 years.

2010 Employee Share Purchase Plan

At the June 2010 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2010 Employee Share Purchase Plan (the “2010 ESPP”) under which up to two hundred thousand common shares of our Company have been reserved for issuance. To be eligible, employees must be regularly employed by us or our designated subsidiaries. Employees are also subject to certain restrictions on the amount that may be invested to purchase the shares and to other terms and conditions of the 2010 ESPP. The 2010 ESPP is administered by a committee designated by the board of directors. As of December 31, 2014, no shares have been issued to employees under the 2010 ESPP.

Summarized below are the general terms of our stock-based compensation plans, for which awards have been granted as of December 31, 2014.

Stock-Based compensation plan	Granted awards		Vesting schedule	Options’ exercise price	RSUs’ grant date fair value
2002 Plan	3,000,000		immediately upon granting	$0.79	—
2004 Plan	7,875,185	(1)	immediately upon granting to four years	$0.79~$2.55	—
2006 Plan	1,223,333	(2)	immediately upon granting to four years	$0.8101~$16.60	$2.91~$16.01
2007 Plan	3,355,217	(3)	immediately upon granting to four years	$1.20~$18.17	$2.47~$15.35
2008 Plan	1,000,000		immediately upon granting to six years	$2.47~$4.24	—
2009 Plan	2,500,000	(4)	immediately upon granting to four years	$0.955~$2.47	—
2010 Plan	2,200,000	(5)	three years	$0.8101~$1.14	—

(1)	The granted awards, net of forfeited or canceled shares, were within reserved shares of 7 million common shares.
(2)	The granted awards, net of forfeited or canceled shares, were within reserved shares of 1 million common shares.
(3)	The granted awards, net of forfeited or canceled shares, were within reserved shares of 2 million common shares.
(4)	The granted awards, net of forfeited or canceled shares, were within reserved shares of 1.5 million common shares.
(5)	The granted awards, net of forfeited or canceled shares, were within reserved shares of 1 million common shares.

Options and Restricted Stock Units (“RSUs”) generally vest over the schedule described above. Certain RSUs provide for accelerated vesting if there is a change in control. All options and RSUs are expected to be settled by issuing new shares.

(b) Options

In 2012, 2013 and 2014, 0, 3,000 and 4,538,685 options were exercised, and cash received from the exercise of stock options was $0, $2 thousand and $3.6 million, respectively, which resulted in no significant tax benefit realized on a consolidated basis.

Our Company uses the Black-Scholes option-pricing model to estimate the fair value of stock options granted to employees. The following table summarizes the assumptions used in the model for options granted during 2013 and 2014:

	2013	2014
Option term (years)	5.8	5.9
Volatility	59.46%~61.84%	58.75%~59.27%
Weighted-average volatility	61%	59%
Risk-free interest rate	0.930%~1.610%	1.968%~2.065%
Dividend yield	0%	0%
Weighted-average fair value of option granted	$0.60	$0.68

Option term. The expected term of the options granted represents the period of time that they are expected to be outstanding. Our Company estimates the expected term of options granted based on historical experience with grants and option exercises.

Expected volatility rate. An analysis of historical volatility was used to develop the estimate of expected volatility.

Risk-free interest rate. The risk-free interest rate is based on yields of U.S. Treasury bonds for the expected term of the options.

Expected dividend yield. The dividend yield is based on our Company’s current dividend yield.

Option transactions during the last three years are summarized as follows:

	2012		2013		2014
	Weighted Avg. Exercise Price	No. of Shares (in thousands)	Weighted Avg. Exercise Price	No. of Shares (in thousands)	Weighted Avg. Exercise Price	No. of Shares (in thousands)	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Balance at January 31	$2.13	9,493	$1.97	9,210	$1.95	9,223
Options granted	0.96	2,070	1.09	620	1.23	328
Options exercised	—	—	0.79	(3)	0.79	(4,539)
Options Forfeited / canceled / expired	1.74	(2,353)	1.28	(604)	1.13	(1,882)

Balance at December 31	$1.97	9,210	$1.95	9,223	$4.06	3,130	5.21	$1,998

Exercisable at December 31	$2.15	7,584	$2.13	7,770	$4.67	2,595	4.53	$1,339

Vested and expected to vest at December 31	$1.97	9,210	$1.95	9,223	$4.06	3,130	5.21	$1,998

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between GigaMedia’s closing stock price on the last trading day of 2014 and the fair value of the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had they exercised their options on December 31, 2014. This amount changes based on the fair market value of GigaMedia’s stock. The total intrinsic value of options exercised for the years ended December 31, 2012, 2013, and 2014 were $0, $1 thousand, and $1,855 thousand, respectively.

As of December 31, 2014, there was approximately $121 thousand of unrecognized compensation cost related to nonvested options. That cost is expected to be recognized over a period of 1.29 years.

The following table sets forth information about stock options outstanding at December 31, 2014:

Options outstanding			Option currently exercisable
Exercise price	No. of Shares (in thousands)	Weighted average remaining contractual life	Exercise price	No. of Shares (in thousands)
Under $1	520	7.88 years	Under $1	264
$1~$10	1,994	5.31 years	$1~$10	1,715
$10~$20	616	2.65 years	$10~$20	616

	3,130			2,595

(c) RSUs

The fair value of RSUs is determined and fixed on the grant date based on our stock price. No RSUs were granted during the years ended December 31, 2012, 2013 and 2014.

As of December 31 2013 and 2014, there was no unrecognized compensation cost related to nonvested RSUs. Our Company received no cash from employees as a result of employee stock award vesting and the forfeiture of RSUs during 2012, 2013 and 2014.